INCOME TAXES (Schedule of Taxes on Income by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on income by jurisdiction
Domestic	$ 1,548	$ 3,396	$ 8,830
Foreign	(10,374)	(3,184)	(8,133)
Taxes on income	(8,826)	212	697
Domestic:
Current taxes	387	2,800	8,929
Deferred tax (benefit) expense	2,532	937	(113)
Taxes in respect of previous years	(1,371)	(341)	14
Total - Domestic	1,548	3,396	8,830
Foreign:
Current taxes	825	953	727
Deferred tax benefit	(11,391)	(4,205)	(8,860)
Taxes in respect of previous years	192	68
Total - Foreign	(10,374)	(3,184)	(8,133)
Total income tax expense	$ (8,826)	$ 212	$ 697